Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitment and Contingencies
Commitments and Contingencies

(13) Commitment and Contingencies

Litigation

On August 6, 2021, Cowen and Company, LLC (“Cowen”) filed a complaint against ReShape, as successor in interest to Obalon Therapeutics, in the Supreme Court of the State of New York based on an alleged breach of contract arising out of Cowen’s prior engagement as Obalon’s financial advisor. The complaint alleges that Cowen is entitled to be paid a $1.35 million fee in connection with ReShape’s merger with Obalon under the terms of Cowen’s engagement agreement with Obalon. The complaint also seeks reimbursement of Cowen’s attorneys’ fees and interest in connection with its claim. The Company is unable to predict the ultimate outcome of this matter and the Company intends to vigorously defend this matter.

On August 18, 2021, H.C. Wainwright & Co., LLC (“Wainwright”) filed a complaint against ReShape in the Supreme Court of the State of New York based on an alleged breach of contract arising out of Wainwright’s prior engagement by ReShape in connection with certain capital raising transactions by ReShape. The complaint alleged that Wainwright was entitled to be paid a fee in connection with ReShape’s capital raising transaction under the warrant exercise agreement that ReShape entered into on June 28, 2021. Wainwright alleged that its June and September 2019 engagement agreements with ReShape require ReShape to pay Wainwright a cash fee equal to 8.0% of the gross proceeds that ReShape received from the exercise of warrants issued pursuant to those engagement agreements, including warrants that were exercised in the June 2021 transaction. The complaint also sought reimbursement of Wainwright’s attorneys’ fees and interest in connection with its claim. On July 19, 2022, the Company entered into a definitive settlement and release agreement with Wainwright pursuant to which the Company made a one-time cash payment of $1.0 million to fully and finally resolve such matter.

The Company is not aware of any pending or threatened litigation against it that could have a material adverse effect on the Company’s business, operating results or financial condition, other than what is disclosed above. The medical device industry in which the Company operates is characterized by frequent claims and litigation, including claims regarding patent and other intellectual property rights as well as improper hiring practices. As a result the Company may be involved in various legal proceedings from time to time. As of September 30, 2022, the Company has accrued $1.0 million for potential legal settlements.

Product Liability Claims

The Company is exposed to product liability claims that are inherent in the testing, production, marketing and sale of medical devices. Management believes any losses that may occur from these matters are adequately covered by insurance, and the ultimate outcome of these matters will not have a material effect on the Company’s financial position or results of operations. The Company is not currently a party to any product liability litigation and is not aware of any pending or threatened product liability litigation that is reasonably possible to have a material adverse effect on the Company’s business, operating results or financial condition.

(16)	Commitments and Contingencies

Employee Arrangements and Other Compensation

Certain members of management are entitled to severance benefits payable upon termination following a change in control, which would approximate $1.8 million at December 31, 2021. The Company also has agreements with certain employees to pay bonuses based on targeted performance criteria. As of December 31, 2021 and 2020, approximately $0.9 million and $1.3 million, respectively, was accrued for performance bonuses, which is included in accrued liabilities in the consolidated balance sheets.

Purchase Commitments

The Company generally purchases its products and accessories from a limited group of third-party suppliers through purchase orders. The Company had $4.1 million of purchase commitments as of December 31, 2021, for which the Company has not received the goods or services and which are expected to be purchased primarily within one year. These purchase commitments were made to secure better pricing and to ensure the Company will have the necessary inventory to meet anticipated near term demand. Although open purchase orders are considered enforceable and legally binding, the Company may be able to cancel, reschedule, or adjust requirements prior to supplier fulfillment.

Litigation

On August 6, 2021, Cowen and Company, LLC filed a complaint against ReShape, as successor in interest to Obalon Therapeutics, in the Supreme Court of the State of New York based on an alleged breach of contract arising out of Cowen’s prior engagement as Obalon’s financial advisor. The complaint alleges that Cowen is entitled to be paid a $1.35 million fee in connection with ReShape’s merger with Obalon under the terms of Cowen’s engagement agreement with Obalon. The complaint also seeks reimbursement of Cowen’s attorneys’ fees and interest in connection with its claim. The Company is unable to predict the ultimate outcome of this matter; therefore, no amounts have been accrued. The Company intends to vigorously defend this matter.

On August 18, 2021, H.C. Wainwright & Co., LLC filed a complaint against ReShape in the Supreme Court of the State of New York based on an alleged breach of contract arising out of Wainwright’s prior engagement by ReShape in connection with certain capital raising transactions by ReShape. The complaint alleges that Wainwright is entitled to be paid a fee in connection with ReShape’s capital raising transaction under the warrant exercise agreement that ReShape entered into on June 28, 2021. Wainwright alleges that its June and September 2019 engagement agreements with ReShape require ReShape to pay Wainwright a cash fee equal to 8.0% of the gross proceeds that ReShape received from the exercise of warrants issued pursuant to those engagement agreements, including warrants that were exercised in the June 2021 transaction. The complaint also seeks reimbursement of Wainwright’s attorneys’ fees and interest in connection with its claim. The Company is unable to predict the ultimate outcome of this matter or estimate a range of possible exposure; therefore, no amounts have been accrued. The Company intends to vigorously defend this matter.

Product Liability Claims

The Company is exposed to product liability claims that are inherent in the testing, production, marketing and sale of medical devices. Management believes any losses that may occur from these matters are adequately covered by insurance, and the ultimate outcome of these matters will not have a material effect on the Company’s financial position or results of operations. The Company is not currently a party to any product liability litigation and is not aware of any pending or threatened product liability litigation that could have a material adverse effect on the Company’s business, operating results or financial condition.